Loans and borrowings - Loans and borrowings from Shareholders (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Short-term loan from shareholder	$ 49	[1]	$ 3,983
Long-term loan from shareholder			45
Loans and borrowings	$ 49		$ 4,028	$ 45

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).